Earnings Per Share	6 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share

Note 28. Earnings per share

	Consolidated
	31 December 2025	31 December 2024
	$	$
Loss after income tax attributable to the owners of Gelteq Limited	(3,742,104)	(3,304,359)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	10,483,586	8,620,569

Weighted average number of ordinary shares used in calculating diluted earnings per share*	10,483,586	8,620,569

	$	$
Basic loss per share	(0.36)	(0.38)
Diluted loss per share	(0.36)	(0.38)

In accordance with a resolution of the directors of Gelteq Ltd, the directors of the Company declare that:

In the directors’ opinion:

●	the financial statements and notes set out in this document are in accordance with requirements of the International Financial Reporting Standards (IFRS), including:

(i)	complying with International Accounting Standard IAS 34 - Interim Financial Reporting as issued by the International Accounting Standards Board, and

(ii)	present fairly in all material respects the Consolidated Entity’s financial position as at 31 December 2025 and 30 June 2025, and the results of its operations and its cash flows for each of the six month periods ended 31 December 2025 and 31 December 2024, and

●	there are reasonable grounds to believe that the Consolidated Entity will be able to pay its debts as and when they become due and payable.

On behalf of the directors